UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Energy Income Partners, LLC
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Address:    49 Riverside Avenue
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            Westport, CT 06880
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Form 13F File Number:   28-12170
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David E Scott
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Title:      CCO
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Phone:      646-415-8159
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Signature, Place, and Date of Signing:

          /s/ David E Scott               Danbury, CT              05/14/2013
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               [Signature]               [City, State]               [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

First Trust Advisors L.P.   13F File Number:  028-06487

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                            ------------------------------
Form 13F Information Table Entry Total:     106
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Form 13F Information Table Value Total:     $ 3,657,129
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


1. First Trust Advisors L.P.   13F File Number:  028-06487

EIP All Accounts
As-of 3-31-13

                                                                                                                      Voting
                                                                                                                     Authority
                                                            Market Value $   Shares/  Investment    Other    -----------------------
     Name of Issuer              Title of Class     CUSIP      (x1000)       Quantity Discretion  Managers    Sole     Shared   None
-----------------------------    --------------   --------- -------------- ---------- ----------  --------   ------- ---------  ----
Amerigas Partners L P            Unit L P Int     030975106    69,279       1,541,925      OTHER     1                 1,541,925
Amerigas Partners L P            Unit L P Int     030975106    17,262         384,193      SOLE     NONE     384,193
Buckeye Partners L P             Unit LTD Partn   118230101     9,386         153,462      OTHER     1                   153,462
El Paso Pipeline Partners L      Com Unit LPI     283702108    78,487       1,789,493      OTHER     1                 1,789,493
El Paso Pipeline Partners L      Com Unit LPI     283702108    24,943         568,701      SOLE     NONE     568,701
Enterprise Prods Partners L      Com              293792107   210,895       3,498,010      OTHER     1                 3,498,010
Enterprise Prods Partners L      Com              293792107    62,193       1,031,563      SOLE     NONE   1,031,563
Holly Energy Partners L P        Com Ut Ltd Ptn   435763107    56,910       1,419,199      OTHER     1                 1,419,199
Holly Energy Partners L P        Com Ut Ltd Ptn   435763107    16,672         415,752      SOLE     NONE     415,752
Inergy L P                       Unit Ltd Ptnr    456615103       300          14,674      OTHER     1                    14,674
ITC Hldgs Corp                   Com              465685105    49,082         549,880      OTHER     1                   549,880
ITC Hldgs Corp                   Com              465685105    14,822         166,052      SOLE     NONE     166,052
Kinder Morgan Energy Partner     Ut Ltd Partner   494550106    20,267         225,771      OTHER     1                   225,771
Magellan Midstream Prtnrs LP     Com Unit RP LP   559080106   132,866       2,486,729      OTHER     1                 2,486,729
Magellan Midstream Prtnrs LP     Com Unit RP LP   559080106    29,645         554,846      SOLE     NONE     554,846
Northeast Utils                  Com              664397106    36,543         840,836      OTHER     1                   840,836
Northeast Utils                  Com              664397106    13,807         317,685      SOLE     NONE     317,685
Oiltanking Partners L P          Unit Ltd         678049107    12,800         249,026      OTHER     1                   249,026
Oiltanking Partners L P          Unit Ltd         678049107     1,435          27,920      SOLE     NONE      27,920
Oneok Inc New                    Com              682680103     1,344          28,197      OTHER     1                    28,197
Oneok Inc New                    Com              682680103         1              20      SOLE     NONE          20
PVR Partners L P                 Com Unit Reptg L 693665101     5,291         219,465      OTHER     1                   219,465
Plains All Amern Pipeline L      Unit Ltd Partn   726503105   118,116       2,091,292      OTHER     1                 2,091,292
Plains All Amern Pipeline L      Unit Ltd Partn   726503105    21,467         380,074      SOLE     NONE     380,074
Questar Corp                     Com              748356102    39,140       1,608,693      OTHER     1                 1,608,693
Questar Corp                     Com              748356102     7,669         315,206      SOLE     NONE     315,206
Sempra Energy                    Com              816851109     7,021          87,825      OTHER     1                    87,825
Sempra Energy                    Com              816851109     1,004          12,559      SOLE     NONE      12,559
Southern Co                      Com              842587107    67,769       1,444,354      OTHER     1                 1,444,354
Southern Co                      Com              842587107    16,810         358,275      SOLE     NONE     358,275
Spectra Energy Corp              Com              847560109    62,950       2,047,155      OTHER     1                 2,047,155
Spectra Energy Corp              Com              847560109     1,433          46,600      SOLE     NONE      46,600
Suburban Propane Partners LP     Unit Ltd Partn   864482104    52,755       1,185,509      OTHER     1                 1,185,509
Suburban Propane Partners LP     Unit Ltd Partn   864482104    14,392         323,423      SOLE     NONE     323,423
UGI Corp New                     Com              902681105    48,455       1,262,182      OTHER     1                 1,262,182
UGI Corp New                     Com              902681105    17,102         445,468      SOLE     NONE     445,468
Williams Cos Inc Del             Com              969457100    92,906       2,478,142      OTHER     1                 2,478,142
Williams Cos Inc Del             Com              969457100    12,899         344,071      SOLE     NONE     344,071
Wisconsin Energy Corp            Com              976657106    25,956         605,181      OTHER     1                   605,181
Wisconsin Energy Corp            Com              976657106     3,680          85,800      SOLE     NONE      85,800
Access Midstream Partners LP     Unit             00434L109    14,288         353,931      OTHER     1                   353,931
Access Midstream Partners LP     Unit             00434L109     9,314         230,721      SOLE     NONE     230,721
Alliance Holdings GP LP          Com Units LP     01861G100    29,568         561,384      OTHER     1                   561,384
Alliance Holdings GP LP          Com Units LP     01861G100    10,322         195,971      SOLE     NONE     195,971
Alliance Res Partner L P         Ut Ltd Part      01877R108    76,273       1,197,382      OTHER     1                 1,197,382
Alliance Res Partner L P         Ut Ltd Part      01877R108    20,436         320,817      SOLE     NONE     320,817
Atmos Energy Corp                Com              049560105     7,604         178,133      OTHER     1                   178,133
Atmos Energy Corp                Com              049560105       487          11,400      SOLE     NONE      11,400
Centerpoint Energy Inc           Com              15189T107    31,894       1,331,144      OTHER     1                 1,331,144
CorEnergy Infrastructure TR      Com              21870U205     2,213         324,467      OTHER     1                   324,467
CorEnergy Infrastructure TR      Com              21870U205       468          68,610      SOLE     NONE      68,610
Dominion Res Inc VA New          Com              25746U109    78,139       1,343,050      OTHER     1                 1,343,050
Dominion Res Inc VA New          Com              25746U109    17,081         293,589      SOLE     NONE     293,589
Duke Energy Corp New             Com New          26441C204    25,393         349,817      OTHER     1                   349,817
EQT Midstream Partners LP        Unit LTD Partn   26885B100    17,908         461,543      OTHER     1                   461,543
EQT Midstream Partners LP        Unit LTD Partn   26885B100     9,043         233,058      SOLE     NONE     233,058
ENBRIDGE INC                     Com              29250N105    72,438       1,556,465      OTHER     1                 1,556,465
ENBRIDGE INC                     Com              29250N105     9,922         213,196      SOLE     NONE     213,196
Enbridge Energy Partners L P     Com              29250R106   122,416       4,061,591      OTHER     1                 4,061,591
Enbridge Energy Partners L P     Com              29250R106     3,813         126,510      SOLE     NONE     126,510
Enbridge Energy Management L     Shs Units LLI    29250X103    78,415       2,594,806      OTHER     1                 2,594,806
Enbridge Energy Management L     Shs Units LLI    29250X103    28,407         939,991      SOLE     NONE     939,991
Energy Transfer Prtnrs L P       Unit Ltd Partn   29273R109    40,394         796,874      OTHER     1                   796,874
Energy Transfer Prtnrs L P       Unit Ltd Partn   29273R109       862          17,000      SOLE     NONE      17,000
Energy Transfer Equity L P       Com Ut Ltd Ptn   29273V100    71,436       1,221,546      OTHER     1                 1,221,546
Energy Transfer Equity L P       Com Ut Ltd Ptn   29273V100    18,859         322,479      SOLE     NONE     322,479
Exelon Corp                      Com              30161N101    39,322       1,140,427      OTHER     1                 1,140,427
Exelon Corp                      Com              30161N101     2,466          71,530      SOLE     NONE      71,530
Kinder Morgan Management LLC     SHS              49455U100   198,172       2,255,798      OTHER     1                 2,255,798
Kinder Morgan Management LLC     SHS              49455U100    40,835         464,822      SOLE     NONE     464,822
Kinder Morgan Inc. Del           Com              49456B101    48,981       1,266,306      OTHER     1                 1,266,306
Kinder Morgan Inc. Del           Com              49456B101    16,603         429,238      SOLE     NONE     429,238
Kinder Morgan Inc. Del           *W EXP 05/25/201 49456B119       104          20,275      SOLE     NONE      20,275
Laclede Group Inc.               Com              505597104     4,710         110,307      OTHER     1                   110,307
Laclede Group Inc.               Com              505597104       342           8,000      SOLE     NONE       8,000
MPLX LP                          Com Unit Rep Ltd 55336V100    27,624         737,625      OTHER     1                   737,625
MPLX LP                          Com Unit Rep Ltd 55336V100     7,289         194,641      SOLE     NONE     194,641
NGL Energy Partners LP           Com Unit Repst   62913M107    16,382         608,990      OTHER     1                   608,990
NGL Energy Partners LP           Com Unit Repst   62913M107    12,436         462,321      SOLE     NONE     462,321
National Grid PLC                SPON ADR NEW     636274300    66,517       1,146,640      OTHER     1                 1,146,640
National Grid PLC                SPON ADR NEW     636274300    14,429         248,731      SOLE     NONE     248,731
Natural Resource Partners L      Com Unit L P     63900P103    11,161         476,954      OTHER     1                   476,954
NextEra Energy Inc               Com              65339F101    34,130         439,361      OTHER     1                   439,361
NextEra Energy Inc               Com              65339F101     4,455          57,349      SOLE     NONE      57,349
Nisource Inc                     Com              65473P105    59,105       2,014,489      OTHER     1                 2,014,489
Nisource Inc                     Com              65473P105    11,155         380,211      SOLE     NONE     380,211
Nustar Energy LP                 Unit Com         67058H102    84,480       1,583,804      OTHER     1                 1,583,804
Nustar Energy LP                 Unit Com         67058H102    13,167         246,851      SOLE     NONE     246,851
NuStar GP Holdings LLC           Unit Restg LLC   67059L102    32,102         987,750      OTHER     1                   987,750
NuStar GP Holdings LLC           Unit Restg LLC   67059L102     7,228         222,408      SOLE     NONE     222,408
Oneok Partners LP                Unit Ltd Partn   68268N103    77,754       1,354,599      OTHER     1                 1,354,599
Oneok Partners LP                Unit Ltd Partn   68268N103    30,401         529,635      SOLE     NONE     529,635
Spectra Energy Partners LP       Com              84756N109    74,002       1,880,610      OTHER     1                 1,880,610
Spectra Energy Partners LP       Com              84756N109    21,336         542,205      SOLE     NONE     542,205
Sunoco Logistics Prtnrs L P      Com Units        86764L108    47,418         725,042      OTHER     1                   725,042
Sunoco Logistics Prtnrs L P      Com Units        86764L108       440           6,726      SOLE     NONE       6,726
TC Pipelines LP                  Ut Com Ltd Prt   87233Q108    68,388       1,410,351      OTHER     1                 1,410,351
TC Pipelines LP                  Ut Com Ltd Prt   87233Q108    16,540         341,094      SOLE     NONE     341,094
Transcanada Corp                 Com              89353D107    73,483       1,534,410      OTHER     1                 1,534,410
Transcanada Corp                 Com              89353D107     1,885          39,369      SOLE     NONE      39,369
Transmontaigne Partners L P      Com Unit L P     89376V100    38,906         766,775      OTHER     1                   766,775
Transmontaigne Partners L P      Com Unit L P     89376V100    10,144         199,918      SOLE     NONE     199,918
Williams Partners L P            Com Unit L P     96950F104    51,094         986,366      OTHER     1                   986,366
Williams Partners L P            Com Unit L P     96950F104    14,482         279,566      SOLE     NONE     279,566
Teekay LNG Partners L P          Prtnrsp Units    Y8564M105    84,293       2,034,579      OTHER     1                 2,034,579
Teekay LNG Partners L P          Prtnrsp Units    Y8564M105    20,225         488,182      SOLE     NONE     488,182